Investments in Associates	12 Months Ended
Dec. 31, 2018
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

NOTE 5:- INVESTMENTS IN ASSOCIATES

a.	The Group has the following indirectly interest in the associates and joint ventures, as at December 31, 2018 and 2017:

		Interest of holding (percentage) as at December 31,
Company name	Country	2018	2017

Insightec Ltd (b below)	USA	-	25%
Gamida Ltd (Note 8)	Israel	-	18%
PC (c below)	Netherlands	44.9%	44.9%

b.	Insightec Ltd. (“Insightec”):

1.	Insightec Ltd. (the “Company”) was incorporated in the State of Israel in March 1999 and commenced operations in the development, production and marketing of magnetic resonance imaging guided focused ultrasound treatment equipment shortly thereafter. The Company operates in one operating segment.

As for December 31, 2018, the Company holds (directly and indirectly, through Elbit Medical), 22% of Insightec’s voting and equity rights (18% on a fully diluted basis). Yet, due to the fact that the Group invested in preferred shares and regular shares which are subordinated to the share granted in the last rounds of investment, the Group share in Insightec loss is 41.5%. Starting 2017, the investment in Insightec was reset and therefore the Company ceased to withdraw its share in Insightec’s loss.

Substantially all of Insightec’s current sales are derived from a few applications of Insightec’s products. Other applications of Insightec’s technology are in the early stages and there can be no assurance that these applications will be successful. Insightec is continuing research and development for additional applications for such products.

2.	Financing round in Insightec:

In January, 2018 Insightec Ltd. (“Insightec “), completed investment round pursuant to which Koch Disruptive Technologies together with other investors invested in Insightec a total amount of USD 150 million, in consideration for the issuance of a new series of preferred stock of Insightec (Preferred E share). The main terms of the Transaction are as follows:

a)	The Transaction reflects a pre money valuation for Insightec of approximately USD 460 million (on a fully-diluted basis).

b)	Holders of Preferred E share shall have preferred rights in the event of a dividend distribution and certain material events as set forth in the transaction documents.

c)	The transaction documents also set forth the rights of Koch Disruptive Technologies (who invested in total USD 100 million) and other major shareholders of Insightec (in an amended Securityholders Agreement and amended Articles of Association), including, that following the consummation of the Transaction, Insightec’s board of directors shall consist of a maximum of nine (9) board members. Each of the four major shareholders in Insightec (including Elbit Medical) will be entitled to appoint one director for as long as each of them holds at least 5% of the outstanding share capital of Insightec. The directors appointed by three of the major shareholders (including the one appointed by Elbit Medical) may together appoint up to four (4) additional directors. The CEO of Insightec will also serve as director.

The Series E Preferred Shares of Insightec issued, immediately following their issuance, approximately 29.1% of the outstanding share capital (24.7% on a fully-diluted basis) of Insightec’s share capital. The investment round was executed in two stages, the first stage of $ 90 million ended on December 31, 2017, and the second stage of $ 60 million ended on 31 January 2018. Elbit Medical did not participate in the investment rounds.

Following the completion of the second closing, Elbit Medical holds approximately 22% (18% on a fully-diluted basis) and York which participated in round E and D holds directly 23% of Insightec issued and outstanding share capital (19% on a fully diluted basis).

In view of the examination of the composition of the Board of Directors and the ability of Elbit Medical to influence the appointment of four additional directors, as noted in Section B, Elbit Medical still has significant influence despite the decrease in the holding percentage to approximately 18% on a fully diluted basis.

3.	Significant events in Insightec during 2018:

●	In December, 2018 the Center for Devices and Radiological Health (CDRH) of the Food and Drug Administration (FDA) has approved an expansion of the indication of Exablate Neuro to include the treatment of patients with tremor-dominant Parkinson’s disease (“PD”). This expansion adds medicationrefractory tremor from PD to the current Exablate Neuro indication for incisionless, focused ultrasound thalamotomy for medication-refractory essential tremor.

●	In September, 2018 the U.S. Food and Drug Administration (FDA) has approved Exablate Neuro™ compatibility for the MRI Scanners from Siemens Healthineers (models: Magnetom Skyra, Prisma and Prismafit) to treat patients with essential tremor (ET) Who do not respond to medication.

In December, 2018 Insightec announced the European CE Mark approval of the Exablate Neuro™ compatibility from Siemens Healthineers, to treat patients with essential tremor (ET), Tremor Dominant Parkinson’s Disease and Neuropathic Pain.

●	In July, 2018, ‘the U.S. Food and Drug Administration (FDA) has approved the initiation of a clinical study using Insightec’s MR-guided Focused Ultrasound (MRgFUS) to treat patients with Alzheimer’s disease (the “Study”). The Study is a prospective, multi-center, single-arm study to evaluate the safety and efficacy of using Insightec’s Exablate Neuro low-frequency focused ultrasound to disrupt the blood brain barrier in patients diagnosed with Alzheimer’s disease.

●	The Centers for Medicare and Medicaid Services (the “CMS”) posted the final rule, updating the reimbursement levels for MRgFUS FDA approved indications. Effective Janaury 1, 2019, (MRgFUS in the treatment of essential tremor) will be reimbursed at USD$12,500 for Medicare beneficiaries (if deemed medically appropriate). MRgFUS in the treatment of pain palliation of bone metastases will be reimbursed at USD $10,936.

●	On February 25, 2019, Insightec informed that an additional Local Medicare Contractor of the Centers for Medicare and Medicaid Services (the “CMS”), Noridian Medicare, has posted a positive Local Coverage Determination for MR-guided focused ultrasound (MRgFUS) for the incisionless treatment for essential tremor that has not responded to medication, effective April 1, 2019. Noridian coverage will include 13 states. At this stage, Noridian Medicare administers benefits to approximately 7 million Medicare beneficiaries. Following the updated insurance cover by Noridian as detailed above, MRgFUS for the treatment of essential tremor will be covered by five of the Local Medicare Contractors representing 38 States.

c.	Investment in PC

From December 2018 onwards as a result of irrevocably transfer its voting rights in PC to trustee, the Company had lost the control over PC and started to account its investment in PC using the equity method. See Note 19b with respect of details of the loss of control in PC. The Company measured the investment in PC shares upon loss of control based on fair value which was negligible.

Going concern and liquidity position of the PC:

PC board and management announced that the Company is unable to serve its entire debt according to the current repayment schedule. Moreover, following the recent default of purchaser of Bangalore project as of PC’s financial statements signature date to meet payments schedule according to the amendment agreement signed in March 2018 (see Note 6a2b, and default of purchaser of Chennai Project to complete the sale transaction (see to Note 6a2a), it is expected that PC will not be able to meet its entire contractual obligations in the following 12 months.

As of December 31, 2018, PC is not in compliance with few with their covenants as defined in the restructuring plan. This may entitle the bondholders to declare that all or a part of their respective (remaining) claims become immediately due and payable.

In the case that the bondholders would declare their remaining claims to become immediately due and payable, PC would not be in a position to settle those claims and would need to enter to an additional debt restructuring or might cease to be a going concern. As at the date of these financial statements the bondholders have not taken steps to assert their rights.

On January 31, 2019 the bondholders of PC Series A and Series B approved a partial deferral of the scheduled Principal payment as of December 31, 2018 to July 1, 2019.

A combination of the abovementioned conditions indicates the existence of a material uncertainty that casts significant doubt about the PC’s ability to continue as a going concern.

Going concern and liquidity position of PC has no effect on the Company’s financial statements.

d.	As for loss of significant influence over Gamida see Note 8.